CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,304,711)	$ (500,695)	$ (702,163)	$ (2,124,252)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock compensation issued for services	1,743,464	135,930	215,132	1,263,608
Depreciation and amortization	3,663	1,428	2,810	1,878
Loss on settlement of debt	0	40,869	40,869	0
Amortization of discount on notes payable	136,217	0
Changes in assets and liabilities:
Accounts receivable	(100,444)	(57,388)	(83,903)	(1,448)
Inventories	8,277	21,771	26,331	(19,790)
Prepaid expenses and other current assets	110,133	2,835	(52,070)	(10,980)
Accounts payable and accrued expenses	(164,847)	(98,124)	(5,346)	82,814
Accrued interest - related party	0	0	(1,730)	(1,730)
Accrued compensation	201,600	291,600	378,800	486,000
Net cash provided used in activities	(366,648)	(161,774)	(181,270)	(323,900)
Cash flows from investing activities:
Payments for property and equipment	0	0	0	(15,700)
Net cash used in investing activities	0	0	0	(15,700)
Cash flows from financing activities:
Proceeds from the sale of common stock	47,000	44,626	54,625	0
Proceeds from the sale of common stock - related parties	30,000	0	0	0
Proceeds from convertible notes payable	855,000	0	0	0
Proceeds from convertible notes payable - related parties	40,000	0	0	0
Principal payments on note payable - related parties	(83,145)	0	0	0
Net cash provided by financing activities	888,855	44,626	54,625	0
Cash paid during the period for:
Increase (decrease) in cash and cash equivalents	522,207	(117,148)	(126,645)	(339,600)
Cash and cash equivalents at beginning of period	25,759	152,404	152,404	492,004
Cash and cash equivalents at end of period	547,966	35,256	25,759	152,404
Cash paid during the period for:
Interest	6,071	0	0	0
Taxes	3,648	0	0	0
Common stock issued upon note payable and accrued interest conversion	0	57,940	57,940	0
Common stock issued for prepaid services	153,000	0	0	0
Note payable issued for accounts payable	0	0	0	131,722
Beneficial conversion feature on convertible notes	$ 895,000	$ 0	$ 0	$ 0